Finance expense	12 Months Ended
Jun. 30, 2022
Finance expense [Abstract]
Finance expense
Note 8.  Finance expense

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Interest expense on borrowings	5,343	311	102
Interest expense on hybrid financial instruments	26,748	14,182	-
Interest expense on lease liabilities	99	22	-
Amortization of capitalized borrowing costs	2,508	1,968	-
Loss on embedded derivatives held at fair value through profit or loss	390,743	44,692	-

	425,441	61,175	102